Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Liabilities:
Operating lease liabilities - current	$ 1,176
Operating lease liabilities - non-current	5,236
Related parties [Member]
Assets:
Trade receivables, net			$ 13,596
Other accounts receivable and prepaid expenses	41
Operating lease right-of-use assets	4,883
Liabilities:
Trade payables	157		81
Other liabilities and accrued expenses	37		12
Operating lease liabilities - current	784
Operating lease liabilities - non-current	$ 4,316